Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 432	$ 416
Provision for credit losses
Model changes		(11)
Originations	89	159
Maturities	(26)	(32)
Changes in risk, parameters and exposures	11	(89)
Write-offs	(30)	(38)
Recoveries	13	14
Exchange rate and other	(8)	13
Balance at end of period	481	432
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	235	186
Provision for credit losses
Model changes		(21)
Transfers to Stage 1	95	113
Transfers to Stage 2	(26)	(14)
Transfers to Stage 3	(2)	(2)
Originations	89	159
Maturities	(17)	(23)
Changes in risk, parameters and exposures	(152)	(167)
Exchange rate and other	1	4
Balance at end of period	223	235
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	65	92
Provision for credit losses
Model changes		10
Transfers to Stage 1	(95)	(98)
Transfers to Stage 2	38	23
Transfers to Stage 3	(13)	(25)
Maturities	(9)	(9)
Changes in risk, parameters and exposures	103	68
Exchange rate and other	1	4
Balance at end of period	90	65
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	132	138
Provision for credit losses
Transfers to Stage 1		(15)
Transfers to Stage 2	(12)	(9)
Transfers to Stage 3	15	27
Changes in risk, parameters and exposures	60	10
Write-offs	(30)	(38)
Recoveries	13	14
Exchange rate and other	(10)	5
Balance at end of period	$ 168	$ 132